Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Comprehensive income
Net income/(loss)	SFr 654	SFr 692	SFr 306	SFr 1,346	SFr 898
Gains/(losses) on cash flow hedges	(10)	(33)	10	(43)	6
Foreign currency translation	565	(502)	(1,101)	63	(1,601)
Unrealized gains/(losses) on securities	(8)	(6)	(5)	(14)	(7)
Actuarial gains/(losses)	73	80	82	153	185
Net prior service cost	(29)	(31)	(28)	(60)	(67)
Gains/(losses) on liabilities related to credit risk	761	391	(630)	1,152	(1,143)
Other comprehensive income/(loss), net of tax	1,352	(101)	(1,672)	1,251	(2,627)
Comprehensive income/(loss)	2,006	591	(1,366)	2,597	(1,729)
Comprehensive income/(loss) attributable to noncontrolling interests	12	(11)	(3)	1	(11)
Comprehensive income/(loss) attributable to shareholders	1,994	SFr 602	(1,363)	2,596	(1,718)
Bank
Comprehensive income
Net income/(loss)	647		240	1,258	766
Gains/(losses) on cash flow hedges	(7)		8	(43)	2
Foreign currency translation	557		(1,088)	62	(1,576)
Unrealized gains/(losses) on securities	(8)		(5)	(13)	(7)
Actuarial gains/(losses)	11		13	15	25
Net prior service cost	0		0	0	0
Gains/(losses) on liabilities related to credit risk	673		(562)	991	(925)
Other comprehensive income/(loss), net of tax	1,226		(1,634)	1,012	(2,481)
Comprehensive income/(loss)	1,873		(1,394)	2,270	(1,715)
Comprehensive income/(loss) attributable to noncontrolling interests	37		(33)	16	(53)
Comprehensive income/(loss) attributable to shareholders	SFr 1,836		SFr (1,361)	SFr 2,254	SFr (1,662)